Warrants (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended		21 Months Ended
	Oct. 24, 2025	May 21, 2024	Sep. 30, 2025	Apr. 30, 2025	Jul. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	May 19, 2026	Sep. 29, 2025	Sep. 29, 2024	Jul. 30, 2024	Dec. 21, 2023	Dec. 20, 2023
Pre-funded warrant	1,337,549		25,085,732						25,085,732		25,085,732	18,675,799	25,085,732
Non-cash gains			$ 150,000			$ (108,000)	$ (612,000)	$ 320,000		$ (1,237,000)	$ (804,000)	$ (1,415,000)
Issuance of warrants			20,196						20,196		20,196		20,196
Share price per share						$ 1,200		$ 1,200											$ 0.10
Related liabilities			$ 6,859,000			$ 3,047,000		$ 3,047,000	$ 6,859,000		$ 6,859,000	$ 2,139,000	$ 6,859,000
Exercise price per share				$ 8.202								$ 8.202				$ 13.90
Payment of placement agents fees										3,645,000	3,645,000	$ 3,585,000
Gross proceeds from warrant			4,500							17,000	4,520,000	4,000
Warrant term				Apr. 04, 2030
Financing costs													$ 443,000
Payments for Other Fees		$ 8,000,000
Financing costs expense						$ 600,000	$ 443,000	$ 600,000		$ 443,000	7,266,000	2,894,000
Cash placement fee			$ 315
Non cash loss											$ 6,458,000	1,023,000
Non-cash gains												400,000
Legacy Mobix's [Member]
Liability fair value of warrants												732,000
Investor [Member]
Gross proceeds from warrant												$ 3,000
Securities Purchase Agreement [Member]
Exercise price per share														$ 1,000
Warrant purchased														6,000
PIPE Subscription Agreement [Member]
Issuance of warrants			1,500,000						1,500,000		1,500,000		1,500,000
Exercise price per share			$ 57.90						$ 57.90		$ 57.90		$ 57.90		$ 115.00
Gross proceeds from warrant											$ 15,000
Trigger price			$ 90.60						$ 90.60		$ 90.60		$ 90.60		$ 180.00
Dividends											$ 661,000
April 2025 Offering [Member]
Exercise price per share				$ 8.20
Common Warrants exercise price				$ 3,645,000
Payment of placement agents fees				$ 355,000
Pre Funded Warrant [Member]
Issuance of warrants					287,769
Exercise price per share				$ 0.0001	$ 0.10
Gross proceeds from warrant											$ 0
PIPE Common Warrant [Member]
Issuance of warrants					575,538
PIPE Common Warrant [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Payments for Other Fees					$ 415,000
Series A Warrant [Member]
Issuance of warrants					287,769
Series B Warrant [Member]
Issuance of warrants					287,769
Placement Agent Warrants [Member]
Issuance of warrants			20,143						20,143		20,143		20,143
Exercise price per share			$ 17.375						$ 17.375		$ 17.375		$ 17.375
Percentage of placement agent warrants											8.00%
Percentage of purchase a number of shares of common stock											7.00%
Public Warrants [Member]
Issuance of warrants			6,000,000						6,000,000		6,000,000		6,000,000					6,000,000
Private Warrant [Member]
Issuance of warrants			3,000,000						3,000,000		3,000,000		3,000,000
PIPE Warrants [Member] | PIPE Subscription Agreement [Member]
Exercise price per share			$ 0.10						$ 0.10		$ 0.10		$ 0.10
Legacy Mobix Warrants [Member]
Issuance of warrants			37,303						37,303		37,303	2,741	37,303
Share price per share												$ 0.10
Common Class A [Member]
Pre-funded warrant																	575,538
Issuance of warrants				68,276
Share price per share																		$ 10.00
Common stock shares issued			5,883,842	385,000		15,001,187		15,001,187	5,883,842		5,883,842	3,282,423	5,883,842
Exercise price per share			$ 180.00						$ 180.00		$ 180.00		$ 180.00
Payment of placement agents fees												$ 192,000
Warrant purchased			548,646						548,646		548,646		548,646
Common Class A [Member] | Legacy Mobix's [Member]
Exercise price per share												$ 0.10
Common Class A [Member] | Private Placement [Member]
Issuance of warrants												40,700
Common Class A [Member] | April 2025 Offering [Member]
Issuance of warrants				487,686
Common Class A [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Payment of placement agents fees					$ 4,000,000
Common Class A [Member] | Public Warrants [Member]
Exercise price per share			$ 0.01						$ 0.01		$ 0.01		$ 0.01
Common Class A [Member] | Warrant [Member]
Issuance of warrants												13,000
Exercise price per share												$ 0.10
Warrants issued												10,300
Common Class A [Member] | Legacy Mobix Warrants [Member]
Issuance of warrants			36,967						36,967		36,967		36,967
Common Stock Warrants [Member]
Issuance of warrants				102,686
Series B Warrants [Member]
Exercise price per share			$ 8.202		$ 13.90				$ 8.202		$ 8.202		$ 8.202
Underlying shares			148,495						148,495		148,495		148,495
Series A Warrants [Member]
Exercise price per share			$ 8.202						$ 8.202		$ 8.202		$ 8.202
Underlying shares			148,495						148,495		148,495		148,495
Common Warrants [Member]
Exercise price per share			$ 8.202						$ 8.202		$ 8.202		$ 8.202
Underlying shares			251,656						251,656		251,656		251,656
Warrant [Member]
Non-cash gains	$ 6,912,000
Issuance of warrants	100,000
Share price per share	$ 10.80
Warrants issued	$ 514,000
Warrant [Member] | Common Class A [Member]
Exercise price per share			$ 10.80						$ 10.80		$ 10.80		$ 10.80
Warrant purchased			38,405						38,405		38,405		38,405
Inducement Warrants [Member] | Common Class A [Member]
Exercise price per share			$ 10.80						$ 10.80		$ 10.80		$ 10.80
Warrant purchased			822,970						822,970		822,970		822,970
Non cash loss									$ 6,458